Related Party Transactions - Additional Information (Detail) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 16, 2018	Mar. 28, 2018	Mar. 09, 2018	Dec. 31, 2017	Mar. 31, 2018	Dec. 31, 2016
Domecq-Sebastian LLC | Promissory Note
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				$ 200,000
Related party transaction, interest rate				15.00%
Notes payable interest rate					18.00%
Notes Payable, date to be paid					2018-04
Domecq-Sebastian LLC | Promissory Note | Maximum
Related Party Transaction [Line Items]
Related party transaction, due and payable date				Mar. 31, 2018
Rodney Varner | Promissory Note
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		$ 45,000
Related party transaction, interest rate		0.00%
Notes Payable, date to be paid					2018-04
Related party transaction, interest rate after maturity		10.00%
Promissory note maturity date, description		Interest rate and is due and payable on or the earlier of (i) five days after funding of the Company's initial public offering, or (ii) April 30, 2018
Viet Ly | Promissory Note
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			$ 25,000
Related party transaction, interest rate			0.00%
Notes Payable, date to be paid					2018-04
Related party transaction, interest rate after maturity			10.00%
Viet Ly | Promissory Note | Maximum
Related Party Transaction [Line Items]
Related party transaction, due and payable date			Jun. 09, 2018
Chief Financial Officer
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 240,000					$ 65,000